PIMCO ETF Trust

Supplement Dated March 11, 2016 to the

Actively-Managed Exchange-Traded Funds Prospectus

dated October 31, 2015, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO Diversified Income Active Exchange-Traded Fund (the “Fund”)

Effective immediately, the PIMCO Diversified Income Active Exchange-Traded Fund is jointly managed by Curtis Mewbourne and Eve Tournier. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Diversified Income Active Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Curtis Mewbourne and Eve Tournier. Mr. Mewbourne is a Managing Director of PIMCO. Ms. Tournier is an Executive Vice President of PIMCO. Mr. Mewbourne has managed the Fund since its inception in January 2014. Ms. Tournier has managed the Fund since March 2016.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Diversified Income Active Exchange-Traded Fund	Curtis Mewbourne	1/14*

Managing Director, PIMCO. Mr. Mewbourne is head of portfolio management in the New York office. He manages institutional accounts and mutual funds across a wide range of strategies. Prior to joining PIMCO in 1999, he was a bond trader at Salomon Brothers and at Lehman Brothers. He has 21 years of trading and portfolio management experience and holds an engineering degree in computer science from the University of Pennsylvania.

PIMCO Diversified Income Active Exchange-Traded Fund	Eve Tournier	3/16

Executive Vice President, PIMCO. Ms. Tournier joined PIMCO in 2008 and is a portfolio manager focusing on corporate bonds and loans. Prior to joining PIMCO, she was a managing director and European head of high yield credit trading with Deutsche Bank, where she spent eight years.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_031116

PIMCO ETF Trust

Supplement dated March 11, 2016 to the

Statement of Additional Information dated October 31, 2015, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Diversified Income Active Exchange-Traded Fund (the “Fund”)

Effective immediately, the PIMCO Diversified Income Active Exchange-Traded Fund is jointly managed by Curtis Mewbourne and Eve Tournier. Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Tournier[21]
Registered Investment Companies	1	583.83	0	0.00
Other Pooled Investment Vehicles	24	16,568.93	3	1,016.60
Other Accounts	24	4,597.13	0	0.00

[21]	Effective March 11, 2016, Ms. Tournier co-manages the PIMCO Diversified Income Active Exchange-Traded Fund ($56 million).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective March 11, 2016, the PIMCO Diversified Income Active Exchange-Traded Fund is jointly managed by Curtis Mewbourne and Eve Tournier. Information pertaining to accounts managed by Ms. Tournier is as of February 29, 2016.

In addition, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Tournier	PIMCO Diversified Income Active Exchange-Traded Fund	None

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective March 11, 2016, the PIMCO Diversified Income Active Exchange-Traded Fund is jointly managed by Curtis Mewbourne and Eve Tournier. Information for Ms. Tournier is as of February 28, 2016.

Investors Should Retain This Supplement for Future Reference

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